Financial assets at fair value through other comprehensive income - Summary of Debt Securities (Details) - ARS ($)	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 18, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023
Disclosure of investments in equity instruments 1 [Line Items]
Government securities			$ 2,262,027,285,000				$ 1,136,448,130,000
Financial assets pledged as collateral			125,000,331,000				380,367,224,000
Private securities - Corporate bonds			37,554,734,000				19,509,778,000
BCRA notes			37,098,912,000				0
BCRA Liquidity Bills			0				131,713,790,000
TOTAL			2,461,681,262,000				1,833,311,004,000
Notional amount					$ 546,974,473,392,000
Leases in U.S. dollars
Disclosure of investments in equity instruments 1 [Line Items]
Financial assets pledged as collateral			0				13,334,419,000
BCRA Internal Bills - USD			$ 0				$ 151,937,663,000
Argentine Treasury Bill in pesos at discount. Maturity April 28, 2023 (LEDES S28A3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered									$ 19,027,714,460
Argentine Treasury Bill in pesos adjusted by CER at discount. Maturity May 19, 2023 (LECER X19Y3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered									7,000,000,000
Argentine Treasury Bill in pesos at discount. Maturity May 31, 2023 (LEDES S31Y3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered									6,840,800,244
Argentine Treasury Bill in pesos at discount. Maturity June 30, 2023 (LEDES S30J3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered									5,532,343,136
Argentine Treasury Bond in pesos adjusted by CER 3.75%. Maturity April 14, 2024 (T3X4P)
Disclosure of investments in equity instruments 1 [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income			3.75%
Securities Received									13,237,176,685
Argentine Treasury Bond in pesos adjusted by CER 3.75%. Maturity April 14, 2024 (T3X4P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received	$ 64,312,653,526
Argentine Treasury Bond in pesos adjusted by CER 4%. Maturity October 14, 2024 (T4X4P)
Disclosure of investments in equity instruments 1 [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income			4.00%
Securities Delivered				$ 14,420,000,000
Securities Received									17,649,568,913
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P)
Disclosure of investments in equity instruments 1 [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income			4.25%
Securities Received									$ 13,237,176,685
Argentine Treasury Bill in pesos adjusted by CER at discount. Maturity June 16, 2023 (LECER X16J3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered								$ 2,159,998,000
Argentine Treasuty Bill in pesos adjusted by CER at discount. Maturity July 18, 2023 (LECER X18L3)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered								35,863,500,000
Argentine Treasury Bonds in pesos adjusted by CER 1.45%. Maturity August 13, 2023 (T2X3)
Disclosure of investments in equity instruments 1 [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income						1.45%
Securities Delivered								3,622,490,577
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity December 13, 2024 (T5X4P)
Disclosure of investments in equity instruments 1 [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income						4.25%
Securities Received								$ 71,442,000,014
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered				4,730,000,000
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		$ 13,857,176,685
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received				21,939,229,119
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered	$ 42,927,187,195
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity December 15, 2025 (BOND TZXD5P)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received				$ 56,422,237,648
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 30, 2025 (LT S30Y5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		26,690,835,200
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 18, 2025 (LT S18J5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		50,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 30, 2025 (LT S30J5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		25,112,610,000
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		3,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity August 29, 2025 (LT S29G5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 31, 2025 (LT S31L5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		175,850,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 12, 2025 (LT S12S5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 30, 2025 (LT S30S5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		50,000,000,000
Argentine Treasury Bonds Capitalizable in Pesos. Maturity October 17, 2025 (BOND T17O5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		100,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 16, 2025 (LT S16Y5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		19,387,383,700
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		91,130,891,038
Argentine Treasury Bonds in Pesos Dual Rate. Maturity March 16, 2026 (TTM26P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity June 30, 2026 (TTJ26P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity September 15, 2026 (TTS26P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity December 15, 2026 (TTD26P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		$ 163,702,463,038